SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH AUGUST 2001

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

08-01    GF     5800     6.6086       8.09	       Weeden & Co.
08-02   " "     6000     6.6425       8.11              " "
08-03   " "     5800     6.5734       8.12              " "
08-06   " "     4600     6.5859       7.99		  " "
08-07   " "     2500     6.5380       7.98              " "
08-08   " "     1500     6.5800       7.85              " "
08-09   " "     1400     6.4964       7.80              " "
08-10   " "     1500     6.4320       7.91              " "
08-13   " "     1400     6.5357       8.00              " "
08-14   " "     1500     6.7447       8.02              " "
08-15   " "      900     6.6444       8.08              " "
08-16   " "      800     6.5700       7.90              " "
08-17   " "      900     6.4667       7.91              " "
08-20   " "      900     6.4233       7.76              " "
08-21   " "      800     6.3950       7.86              " "
08-22   " "      900     6.4544       7.96              " "
08-23   " "      800     6.4400       7.96              " "
08-24   " "      900     6.6567       8.04              " "
08-27   " "      900     6.6000       8.00              " "
08-28   " "      800     6.5700       7.97              " "
08-29   " "      900     6.5200       7.92              " "
08-30   " "      800     6.4088       7.77              " "
08-31   " "      900     6.4189       7.87              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          09/05/01